As filed with the Securities and Exchange Commission on September 17, 2014

1933 Act Registration No. 333-84639

1940 Act Registration No. 811-09521

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 128	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 131	☒

AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to AMG Renaissance International Equity Fund, a series of AMG Funds (formerly Managers AMG Funds).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds (formerly Managers AMG Funds) certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 17th day of September, 2014.

AMG FUNDS

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and
Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham* Bruce B. Bingham	Trustee	September 17, 2014

/s/ Christine C. Carsman* Christine C. Carsman	Trustee	September 17, 2014

/s/ William E. Chapman, II* William E. Chapman, II	Trustee	September 17, 2014

/s/ Edward J. Kaier* Edward J. Kaier	Trustee	September 17, 2014

/s/ Kurt Keilhacker* Kurt Keilhacker	Trustee	September 17, 2014

/s/ Steven J. Paggioli* Steven J. Paggioli	Trustee	September 17, 2014

/s/ Richard F. Powers, III* Richard F. Powers, III	Trustee	September 17, 2014

/s/ Eric Rakowski* Eric Rakowski	Trustee	September 17, 2014

/s/ Victoria Sassine* Victoria Sassine	Trustee	September 17, 2014

/s/ Thomas R. Schneeweis* Thomas R. Schneeweis	Trustee	September 17, 2014

/s/ Jeffrey T. Cerutti Jeffrey T. Cerutti	President and Principal Executive Officer (Principal Executive Officer)	September 17, 2014

/s/ Donald S. Rumery Donald S. Rumery	Treasurer, Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	September 17, 2014

*By:	/s/ Donald S. Rumery
Donald S. Rumery

Pursuant to Powers of Attorney incorporated herein by reference to Post Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 27, 2013)

Date: September 17, 2014

AMG Funds

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase